Right-of-use assets - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment of leased and owned stores	€ 6,101	€ 4,979
Zegna Segment
Disclosure of quantitative information about right-of-use assets [line items]
Net impairment of leased and owned stores	€ 4,046	€ 3,036
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts, term	1 year
Extension options term	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Rental contracts, term	15 years
Extension options term	10 years